CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Related party revenue	¥ 0	¥ 127,157	¥ 200,171
Related party cost of revenue	954,861	783,467	724,522
Share of profit (loss) in equity method investments, tax	0	0	0
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0